GMACM HOME EQUITY LOAN TRUST 2006-HE1
            GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                       10/31/06
Determination Date                                        11/20/06
Record Date                                               11/24/06
Payment Date                                              11/27/06
Actual Days in Accrual Period (30/360)                          33
Accrual Period (30/360)                                         30

SERVICING CERTIFICATE
Beginning Pool Balance                             1,257,897,025.60
Beginning PFA                                                 0.00
Ending Pool Balance                                1,253,648,723.25
Ending PFA Balance                                               -
Principal Collections                                58,979,783.27
Principal Draws                                      17,748,271.11
Net Principal Collections                                        -

Active Loan Count                                           26,465

Current Month Repurchases - Units                               10
Current Month Repurchases - Dollars                     534,586.58

Additional Mortgage Loans - Revolving Period         37,499,997.95

Net Interest Collections                              8,676,281.78

Net WAC Rate                                              8.08409%
Substitution Adjustment Amount                                0.00

Note Rate                                                 5.53000%

                                                      BEGINNING         ENDING
TERM NOTES                                             BALANCE          BALANCE         FACTOR    PRINCIPAL
----------                                             -------          -------         ------    ---------
Class A-1                                          1,274,156,000.00 1,274,156,000.00    1.0000000    0.00
Variable Funding Note                                            -                 -    0.0000000    0.00

CERTIFICATES                                              -                -                -         -

                                                                        INTEREST      SECURITY
TERM NOTES (Continued)                                 INTEREST        SHORTFALL      PERCENT     COUPON
----------                                             --------        ---------      ------       ------
Class A-1                                             6,458,909.12       0.00         100.00%     5.53000%
Variable Funding Note                                         0.00       0.00           0.00%     0.00000%

CERTIFICATES                                                  0.00          -              -            -



Beginning Overcollateralization Amount               24,899,273.80
Overcollateralization Amount Increase (Decrease)      1,591,716.12
Outstanding Overcollateralization Amount             26,490,989.92
Overcollateralization Target Amount                  34,661,786.25

Credit Enhancement Draw Amount                                0.00
Unreimbursed Prior Draws                                      0.00


                                                                        NUMBER        PERCENT      FORECLOSURE
                                                           BALANCE     OF LOANS      OF BALANCE  UNITS   DOLLARS
Delinquent Loans (30 Days)*                          10,508,464.76        220          0.84%       0
Delinquent Loans (60 Days)*                           3,694,459.11        63           0.29%       0
Delinquent Loans (90 Days)*                           1,632,634.09        25           0.13%       10       632,822.70
Delinquent Loans (120 Days)*                            829,730.86        12           0.07%       18       991,558.79
Delinquent Loans (150 Days)*                          1,148,002.91        18           0.09%       8        690,981.05
Delinquent Loans (180 + Days)*                           51,924.90         2           0.00%       10       349,739.30
REO                                                           0.00         0           0.00%
Bankruptcy                                              840,490.05        23           0.07%
Foreclosures                                          2,665,101.84        46           0.21%


                                                         BANKRUPTCY                 REO
(Continued)                                              UNITS  DOLLARS               UNITS  DOLLARS
Delinquent Loans (30 Days)*                              1        19,421.99         0      0.00
Delinquent Loans (60 Days)*                              0        -                 0      0.00
Delinquent Loans (90 Days)*                              2       112,841.75         0      0.00
Delinquent Loans (120 Days)*                             0                          0      0.00
Delinquent Loans (150 Days)*                             1        54,787.46         0      0.00
Delinquent Loans (180 + Days)*                           1        34,905.02         0      0.00
REO
Bankruptcy
Foreclosures




*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                    LIQUIDATION TO-DATPERCENT OF ORGINAL BALANCE
                                                   ----------------
Beginning Loss Amount                                   587,787.25
Current Month Loss Amount                               516,788.14
Current Month Recoveries                                      0.00
                                                   ----------------
Net Ending Loss Amount                                1,104,575.39             0.09%

                                                                RECOVERY TO-DATE
                                                   ----------------------------------
Beginning Recovery Amount                                     0.00
Current Month Recovery Amount                                 0.00
                                                   ----------------
Ending Recovery Amount                                        0.00

                                                   SPECIAL HAZARD        FRAUD           BANKRUPTCY
Beginning Amount                                              0.00              0.00       0.00
Current Month Loss Amount                                     0.00              0.00       0.00
Ending Amount                                                 0.00              0.00       0.00

Liquidation Loss Distribution Amounts                         0.00
Extraordinary Event Losses                                    0.00
Excess Loss Amounts                                           0.00





CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                             0.00
Withdraw relating to Collection Period                        0.00
Interest Earned (Zero, Paid to Funding Account)               0.00
                                                   ----------------
Ending Capitalized Interest Account Balance as of Payment Date0.00
Interest earned for Collection Period                         0.00
Interest withdrawn related to prior Collection Period         0.00

FUNDING ACCOUNT
Beginning Funding Account Balance                    41,158,248.20
Deposit to Funding Account                           43,340,016.42
Payment for Additional Purchases                    (37,499,997.95)
Balance in Pre-Funding Account transfer to Funding Account       -
Remaing Balance due to Noteholders                               -
                                                   ----------------
Ending Funding Account Balance as of Payment Date    46,998,266.67
Interest earned for Collection Period                    18,547.20
Interest withdrawn related to prior Collection Period    28,434.39

PREFUNDING ACCOUNT
Beginning Balance                                             0.00
Additional Purchases during Revolving Period                  0.00
Balance in Pre-Funding Account transfer to Funding Account    0.00
Excess of Draws over Principal Collections                    0.00
                                                   ----------------
Total Ending Balance as of Payment Date                       0.00
Interest earned for Collection Period                         0.00
Interest withdrawn related to prior Collection Period         0.00

CASH FLOWS RECEIVED
Principal Collections                                58,979,783.27
Advances                                             17,748,271.11
Interest Collections                                  9,200,405.54
Capital Interest Account withdrawal                           0.00
Reinvestment Income                                      18,547.20
Servicer Advances                                                -
Substitution Adjustment Amount                                   -
Recovery Amounts                                              0.00
                                                   ----------------
TOTAL CASH FLOWS RECEIVED                            50,450,464.90

CASH FLOWS DISTRIBUTED
Principal Distribution to Noteholders                            -
Interest Distribution                                 6,458,909.12
Funds sent to Funding Account                        43,340,016.42
Residual Amount - Certificates                                   -
Servicer Advances - Reimbursement                                -
GMACM Service Fee                                       524,123.76
GMACM Recovery Fee                                               -
Credit Enhancer Fee - FGIC                              127,415.60
                                                   ----------------
TOTAL CASH FLOWS DISTRIBUTED                         50,450,464.90

NET CASH FLOWS REMAINING                                      0.00

TRIGGER ANALYSIS

Excess Spread Amount                                  1,573,168.92
Excess Spread Percentage                                     1.50%
Excess Spread Required Percentage                            2.00%

Rolling 3 Month Delinquency Percentage                       0.67%
Rolling 3 Month Delinquency Required Percentage              4.00%

Aggregate Liquidation Percentage                             0.09%
Aggregate Liquidation Required Percentage                    2.00%

SERVICING TERMINATION EVENT                              NO

Rolling 3 Month Delinquency Percentage                       0.67%
Rolling 3 Month Delinquency Required Percentage              3.50%

Aggregate Liquidation Percentage                             0.09%
Aggregate Liquidation Required Percentage                    1.50%

Excess Spread Test Satisfied                             NO

SERVICING TRIGGER EVENT                                  NO

Step Down Date                                           NO

SECURITY PERIOD
Revolving Period                                         YES
Managed Amortization                                     NO
Rapid Amortization                                       NO